[ROPES & GRAY LLP LETTERHEAD]

December 2, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HighMark Funds (the “Trust”) (File Nos. 033-12608 and 811-05059)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the forms of the prospectuses and statement of additional information related to each series of the Trust, dated December 1, 2009, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 61 to the Trust’s Registration Statement under the Securities Act and Amendment No. 63 to the Trust’s Registration Statement under the Investment Company Act of 1940 (“Amendment No. 61/63”), as filed electronically with the Securities and Exchange Commission on November 25, 2009. Post-Effective Amendment No. 61/63 became effective on November 30, 2009.

If you have any questions or need any clarification concerning the foregoing or this transmission please contact the undersigned (415-315-2301).

Sincerely,

/s/ Emily A. Proskine
Emily A. Proskine